Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash and Cash Equivalents	$ 9,595,577	$ 29,228	$ 33,889
Other Receivable	35,490	34,667	34,667
Other Current Assets	15,000	18,332	30,560
Total Current Assets	9,741,630	82,227	99,116
Other Assets:
Deferred Offering Costs		1,219,176	610,835
Other Assets		125	8,639
Total Other Assets	8,469,171	1,219,301	619,474
Total Assets	18,210,801	1,301,528	718,590
Current Liabilities:
Accounts Payable	1,177,330	1,929,469	953,198
Accrued Interest		1,189,345	363,120
Accrued Payroll		251,043	47,310
Accrued Liabilities	107,678	193,785	645,891
Share Payable	221,434	32,500	251,056
Other Current Liabilities	102,611	95,238	238
Notes Payable		297,900
Convertible Debt		21,719
Convertible Debt, net of discount and issuance costs		5,722,511	4,527,228
Total Current Liabilities	1,609,053	9,757,813	6,797,652
Total Liabilities	1,609,053	9,757,813	6,797,652
Commitments and Contingencies
Stockholders’ Equity (Deficit)
Preferred Stock, value		420	420
Common Stock, value	1,097	14,554	14,794
Stock Subscription Receivable		(3,700)	(4,276)
Additional Paid In Capital	31,495,785	6,195,322	5,284,362
Accumulated Deficit	(14,879,956)	(14,647,702)	(11,359,183)
Accumulated Other Comprehensive Loss	(15,179)	(15,179)	(15,179)
Total Stockholders’ Equity (Deficit)	16,601,748	(8,456,285)	(6,079,062)
Total Liabilities and Stockholders’ Equity (Deficit)	18,210,801	1,301,528	718,590
Prepaid Expenses	95,563
Prepaid Expenses - Long-Term		125
Capitalized Implementation Costs	389,171
Investment in Equity Securities	8,080,000
Series A Preferred Stock
Stockholders’ Equity (Deficit)
Preferred Stock, value
Series B Preferred Stock
Stockholders’ Equity (Deficit)
Preferred Stock, value	1
Related Party
Current Liabilities:
Due to Officer – Related Party		$ 24,303	$ 9,611